Income taxes - Uncertain tax positions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 184	$ 210	$ 103
Additions based on tax positions related to the current year	7	12	15
Additions from the acquisition of National	0	0	132
Additions for tax positions of prior years	19	45	3
Reductions for tax positions of prior years	(10)	(92)	(39)
Settlements with tax authorities	(96)	39	(4)
Expiration of the statute of limitations for assessing taxes	(13)	(30)	0
Balance, December 31	91	184	210
Interest income (expense) recognized in the year ended December 31	(10)	32	1
Interest payable (receivable) as of December 31	$ 5	$ (8)	$ 3